Onerous contracts	12 Months Ended
Dec. 31, 2019
Onerous contracts [Abstract]
Onerous contracts
Note 22 – Onerous contracts

Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Onerous lease commitments	-	10.2
Onerous rig construction contracts acquired	71.3	71.3
Total onerous contracts	71.3	81.5

Onerous contracts for Hull B366 (TBN “Tivar”) of $16.8 million, Hull B367 (TBN “Vale”) of $26.9 million and Hull B368 (TBN “Var”) of $27.6 million, in total $71.3 million, relate to the estimated excess of remaining shipyard instalments to be made to Keppel FELS over the value in use estimate for the jack-up drillings rigs to be delivered. Remaining shipyard instalments and onerous contract are expected to be amortized when the newbuildings are delivered and paid in 2020 (see note 32).

We adopted, topic 842 “Leases”, on a modified retrospective basis, on January 1, 2019. Subsequent to adoption, onerous lease commitments of $10.2 million were reclassified as an offset to the right-of-use asset recognized on transition. We have not restated comparative periods.